CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2024
CASH AND CASH EQUIVALENTS
Summary of cash and cash equivalents

	As of December 31, 2023		As of December 31, 2024
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	119,825	119,825	834,573	834,573
US$	12,209	86,471	26,269	188,832
Others (i)	85	109	935	2,783
Cash and cash equivalents		206,405		1,026,188

(i) As of December 2024, the other currencies consist of Hong Kong Dollar and Singapore Dollar.